Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments
The following table sets forth the investments the Group holds as of December 31, 2021 and 2022, respectively.

	As of December 31,
	2021	2022
Equity method investments	132,377	180,287
Non-marketable equity investments	838,740	903,797

	971,117	1,084,084

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:
December 31, 2021

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	—	1,204,901	—	1,204,901

December 31, 2022

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	—	3,427,020	—	3,427,020

Summary of Equity Securities without Readily Determinable Fair Value	The following table sets forth the unrealized gains and losses from remeasurement (referred to as upward or downward adjustments) recorded as adjustments to the carrying value of non-marketable
equity investments held as of December 31, 2020, 2021 and 2022 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the years ended December 31,
	2020	2021	2022
Upward adjustments	—	—	—
Downward adjustments (including impairment)	(36,600)	—	—

Total unrealized gain (losses)	(36,600)	—	—

The following table sets forth the total carrying value of the Group’s non-marketable
equity investments at fair value on a
non-recurring
basis held as of December 31, 2021 and 2022 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2021	2022
Initial cost basis	872,021	937,078
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)	(36,600)

Total carrying value at the end of the period	838,740	903,797

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans
The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Interest income	1,341,657	1,290,016	1,320,510
Less: Interest expense	(228,320)	(73,846)	(146,306)

Net interest income	1,113,337	1,216,170	1,174,204

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net	The following table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3- 5 years	5%
Computer and electronic equipment	3- 5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1- 5 years	Nil

Schedule Of Movement Of Deferred Guarantee Income

Deferred guarantee income:	For the years ended December 31,
	2020	2021	2022
Opening balance	1,873,254	1,259,396	1,089,503
Newly written quality assurance obligations	2,838,707	2,423,619	3,780,101
Release of quality assurance obligations upon repayment	(3,386,032)	(2,593,512)	(3,064,440)
Termination of P2P quality assurance obligations*	(66,533)	—	—

Ending balance	1,259,396	1,089,503	1,805,164

Disaggregation of Revenue
The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2020		2021		2022
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation
Loan facilitation service fees	1,908,851	—	3,604,019	190,163	4,106,467	324,311
Post-facilitation service fees	672,981	—	1,287,760	21,805	1,798,815	131,098
Other revenue
-borrowers referral fee	—	290,337	—	239,070	—	168,430
-investment management fee	31,767	—	—	—	—	—
-others	95,286	64,496	105,758	211,871	110,244	256,194

	2,708,885	354,833	4,997,537	662,909	6,015,526	880,033

Schedule Of Expected Credit Losses For Quality Assurance Commitment

Liability from quality assurance commitment:	For the years ended December 31,
	2020	2021	2022
Opening balance	3,593,021	2,390,501	3,188,561
Provision for credit losses of quality assurance obligations	2,057,558	1,904,473	3,018,912
Payouts during the year	(8,297,516)	(7,227,869)	(9,301,920)
Recoveries during the year	5,199,893	6,121,456	6,650,065
Termination of P2P quality assurance obligations*	(162,455)	—	—

Ending balance	2,390,501	3,188,561	3,555,618

Schedule Of Quality Assurance Obligation And Receivables
The following table presents the Group’s quality assurance receivable as of December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022
Quality assurance receivable	1,171,304	2,044,159
Allowance for credit losses for quality assurance receivable	(239,506)	(374,304)

Quality assurance receivable, net	931,798	1,669,855

Summary of Aging of Past Due Quality Assurance Receivable	The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2021 and 2022:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2021
New borrowers	9,094	2,340	2,004	1,931	15,369	269,919	285,288
Repeat borrowers	27,695	6,771	5,935	5,616	46,017	839,999	886,016

Total	36,789	9,111	7,939	7,547	61,386	1,109,918	1,171,304

December 31, 2022
New borrowers	8,505	1,601	1,377	1,350	12,833	315,988	328,821
Repeat borrowers	41,302	8,988	7,638	7,014	64,942	1,650,396	1,715,338

Total	49,807	10,589	9,015	8,364	77,775	1,966,384	2,044,159

Schedule of Information about movement of quality assurance Receivable
The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2021 and 2022, respectively:

	For the years ended December 31,
	2020	2021	2022
Beginning balance	809,503	223,514	239,506
Impact of adoption of ASC 326 (Note 2(b))	34,998	—	—
Provision/(reversal) for credit losses	(49,590)	59,136	176,310
Write-offs	(571,397)	(43,144)	(41,512)

Ending balance	223,514	239,506	374,304

Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Summary of Financial Information of VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	2,176,581	1,850,016
Restricted cash	3,691,832	2,672,810
Short-term investments	1,173,523	2,697,320
Accounts receivable and contract assets	1,805,079	1,573,345
Quality assurance receivable	931,798	1,544,961
Property, equipment and software, net	43,241	26,914
Intangible assets	35,187	35,187
Right of use assets	48,941	189,216
Loans receivable, net of credit loss allowance for loans receivable	1,696,495	1,442,213
Investments	820,607	945,947
Investment in subsidiaries	70,578	73,853
Deferred tax assets	343,494	788,865
Amounts due from Group companies	2,200,275	2,316,737
Prepaid expenses and other assets	1,672,654	2,702,678

Total assets	16,710,285	18,860,062

Deferred guarantee income	1,089,503	1,723,200
Liability from quality assurance commitment	3,188,561	3,239,835
Payroll and welfare payable	146,697	157,955
Taxes payable	57,237	51,574
Funds payable to investors of consolidated trusts	1,795,640	1,845,210
Contract liabilities	6,826	5,109
Deferred tax liabilities	45,656	140,212
Leasing liabilities	33,184	174,062
Amounts due to Group companies	4,005,052	5,149,065
Amounts due to related party	2,265	1,000
Accrued expenses and other liabilities	679,720	890,047

Total liabilities	11,050,341	13,377,269

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Third-party revenues	6,993,099	8,333,978	9,340,431
Inter-company revenues	159,319	796,071	535,053

Net revenues	7,152,418	9,130,049	9,875,484

Third-party expenses	(2,000,511)	(3,441,504)	(3,567,004)
Inter-company expenses	(1,129,163)	(2,545,816)	(3,343,680)
Related party expenses	(10,104)	(7,503)	(37)
Provision for accounts receivable and contract assets	(116,387)	(134,938)	(284,384)
Provision for loans receivable	(302,243)	32,317	(92,790)
Credit losses for quality assurance commitment	(2,007,968)	(1,963,609)	(2,981,336)

Total Operating expenses	(5,566,376)	(8,061,053)	(10,269,231)

Income (loss) from subsidiaries	(2,372)	(448)	2,379

(Loss) income from operations	1,583,670	1,068,548	(391,368)

Other income, net	100,830	93,674	158,724

(Loss) profit before income tax expense	1,684,500	1,162,222	(232,644)
Income tax expenses	(319,700)	(144,463)	(23,242)

Net (loss) profit	1,364,800	1,017,759	(255,886)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash used in operating activities under service agreements for Inter-company	(2,143,205)	(2,313,224)	(3,598,761)
Cash provided by operating activities under service agreements for Inter-company	137,624	534,988	650,751
Net cash provided by operating activities for Third-party	2,415,649	1,412,435	1,298,627

Net cash provided by (used in) operating activities	410,068	(365,801)	(1,649,383)

Capital contribution to Group companies	—	(22,432)	(10,020)
Collection of loans from Group companies	—	389,043	72,373
Cash paid as loans extended to Group companies	—	(2,328,235)	(304,533)
Other investing activities	1,268,657	1,668,517	(756,382)

Net cash provided by (used in) investing activities	1,268,657	(293,107)	(998,562)

Repayment of loans to Group companies	—	(164,719)	(134,307)
Cash received as loans from Group companies	—	1,785,238	1,533,401
Other financing activities	(2,286,962)	69,454	(96,736)

Net cash provided by (used in) financing activities	(2,286,962)	1,689,973	1,302,358